SUPPLEMENT DATED NOVEMBER 2, 2004 TO
                                    TRAVELERS VARIABLE LIFE ACCUMULATOR SERIES 3
                                           CONTRACT PROSPECTUS DATED MAY 3, 2004

The following information supplements the information in your contract prospectus. Please retain this supplement and keep it with the prospectus for future reference.

                                   APPENDIX D

                           HYPOTHETICAL ILLUSTRATIONS

The following hypothetical illustrations are intended to illustrate how the Policy's Cash Value, Cash Surrender Value and Death Benefit change over time based on a representative insured's age and rating classification as well as a representative premium payment pattern. Each illustration assumes that all premium payments are invested in the Investment Options and Corresponding Funds, and none is invested in the Fixed Account. Each illustration assumes gross rates of returns for the Funds, before deduction of Fund charges, of 0%, 6% and 12%. The first example illustrates that the MAXIMUM GUARANTEED Cost of Insurance Rates and policy administrative expense charge allowable under the Policy are charged in all years. The second example illustrates that the CURRENT Cost of Insurance Rates and administrative expense charge are charged in all years. Both examples also reflect the deduction of (i) 6.00% from each premium payment for premium tax (2.25%), DAC tax (1.25%) and front-end sales charges (2.50%), (ii) the mortality and expense risk charge, and (iii) an arithmetic average of Fund expenses.

The Cost of Insurance Rates charged varies by age, sex and underwriting classification. The Policy administrative expense charge has separate current and guaranteed charges. The policy administrative expense charge varies by age and amount of insurance for current and guaranteed charges. Both charges are deducted monthly on a pro rata basis from each of the Investment Options.

The mortality and expense risk charge is 0.65 for the first five Policy Years and 0.40% for the next ten Policy Years; thereafter it is 0.00%. The charge is deducted daily from the unloaned portion of the Cash Value.

The charge for Fund expenses reflected in the illustrations assumes that Cash Value is allocated equally among all Investment Options and is an arithmetic average of investment advisory fees and other expenses charged by each of the available Funds during the most recent calendar year. The Fund expenses used do not reflect any expense reimbursement agreements that may be in effect, as shown in the Policy prospectus summary. If the expense reimbursement arrangements were reflected, values shown in the illustrations may be higher. The actual charges under a Policy for expenses of the Funds will vary from year to year and will depend on the actual allocation of Cash Value and may be higher or lower than those illustrated.

After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6% and 12% correspond to approximate net annual rates of -1.52%, 4.48% and 10.48%, respectively, on a current and guaranteed basis during the first five Policy Years, approximate net annual rates of return of -1.27%, 4.73% and 10.73%, respectively, on a current and guaranteed basis during the succeeding ten Policy Years, and to approximate net annual rates of -0.87%, 5.13% and 11.13%, respectively, on a current and guaranteed basis thereafter. These approximate net annual rates of return do not include the deduction of the cost of insurance charge and the policy administrative charge. If they did, they would be lower.

The illustrations do not reflect any charges for federal income taxes against either Separate Account since the Company is not currently deducting such charges from either Fund UL or Fund UL II. However, such charges may be made in the future, and in that event, the gross annual investment rates of return would have to exceed 0%, 6% and 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefits, Cash Values and Cash Surrender Values illustrated.

If actual gross rates of return on the Funds are higher or lower than those assumed in these illustrations, and/or if the actual current charges are higher or lower than those assumed in these illustrations, the actual results (Death Benefit, Cash Value, and Cash Surrender Value) will differ from the illustrated results.

Where required by law or upon request, the Company, through its agent, will provide you a personalized illustration based upon the proposed Insured's age, sex, underwriting classification, the specified insurance benefits, and the premium requested. The illustration will show the weighted average Fund expenses, arithmetic average Fund expenses and/or the actual Fund expenses depending on what you request. An explanation of how the Fund expenses are calculated will appear on the illustration. The hypothetical gross annual investment return assumed in such an illustration would not exceed 12%.

                       TRAVELERS VARIABLE LIFE ACCUMULATOR
                 FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE POLICY
                           LEVEL DEATH BENEFIT OPTION
                HYPOTHETICAL ILLUSTRATION WITH GUARANTEED CHARGES

Male, Issue Age 37                                      Face Amount $700,000
Preferred, Non-Smoker                                   Annual Premium $8,000.00

            TOTAL
           PREMIUMS                  DEATH BENEFIT                       CASH VALUE                      CASH SURRENDER VALUE
            WITH 5%     ------------------------------------  ----------------------------------  ----------------------------------
YEAR       INTEREST          0%          6%           12%         0%         6%           12%         0%         6%           12%
----       --------          --          --           ---         --         --           ---         --         --           ---
  1         $8,400.00    $700,000    $700,000       $700,000    $5,029     $5,404         $5,779    $1,767      $2,142        $2,517
  2        $17,220.00    $700,000    $700,000       $700,000    $9,861    $10,926        $12,038    $6,928      $7,993        $9,105
  3        $26,481.00    $700,000    $700,000       $700,000   $14,484    $16,558        $18,814   $11,873     $13,947       $16,203
  4        $36,205.05    $700,000    $700,000       $700,000   $19,548    $22,974        $26,854   $17,266     $20,692       $24,572
  5        $46,415.30    $700,000    $700,000       $700,000   $24,370    $29,515        $35,575   $22,410     $27,555       $33,615
  6        $57,136.07    $700,000    $700,000       $700,000   $29,019    $36,263        $45,147   $27,388     $34,632       $43,516
  7        $68,392.87    $700,000    $700,000       $700,000   $33,418    $43,145        $55,570   $32,116     $41,843       $54,268
  8        $80,212.51    $700,000    $700,000       $700,000   $37,554    $50,154        $66,928   $36,574     $49,174       $65,948
  9        $92,623.14    $700,000    $700,000       $700,000   $41,417    $57,286        $79,319   $40,766     $56,635       $78,668
 10       $105,654.30    $700,000    $700,000       $700,000   $44,999    $64,539        $92,856   $44,670     $64,210       $92,527
 15       $181,259.93    $700,000    $700,000       $700,000   $58,058   $102,267       $182,511   $58,058    $102,267      $182,511
 20       $277,754.01    $700,000    $700,000       $700,000   $60,769   $142,478       $332,261   $60,769    $142,478      $332,261
 25       $400,907.63    $700,000    $700,000       $754,685   $45,678   $179,658       $589,598   $45,678    $179,658      $589,598
 30       $558,086.32          $0    $700,000     $1,219,031        $0   $204,693     $1,024,396        $0    $204,693    $1,024,396
 35       $758,690.58          $0    $700,000     $1,962,485        $0   $199,206     $1,736,712        $0    $199,206    $1,736,712
 40     $1,014,718.10          $0    $700,000     $3,079,333        $0   $109,715     $2,932,698        $0    $109,715    $2,932,698
 45     $1,341,481.31          $0          $0     $5,152,043        $0         $0     $4,906,707        $0          $0    $4,906,707
 50     $1,758,523.16          $0          $0     $8,466,504        $0         $0     $8,063,337        $0          $0    $8,063,337
 55     $2,290,785.99          $0          $0    $13,518,534        $0         $0    $12,998,590        $0          $0   $12,998,590
 60     $2,970,103.23          $0          $0    $21,727,390        $0         $0    $21,727,390        $0          $0   $21,727,390
 63     $3,464,746.75          $0          $0    $29,847,544        $0         $0    $29,847,544        $0          $0   $29,847,544


These hypothetical rates of returns are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

                       TRAVELERS VARIABLE LIFE ACCUMULATOR
                 FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE POLICY
                           LEVEL DEATH BENEFIT OPTION
                 HYPOTHETICAL ILLUSTRATION WITH CURRENT CHARGES

Male, Issue Age 37                                      Face Amount $700,000
Preferred, Non-Smoker                                   Annual Premium $8,000.00

            TOTAL
           PREMIUMS                  DEATH BENEFIT                       CASH VALUE                      CASH SURRENDER VALUE
            WITH 5%     ------------------------------------  ----------------------------------  ----------------------------------
YEAR       INTEREST          0%          6%           12%         0%         6%           12%         0%         6%           12%
----       --------          --          --           ---         --         --           ---         --         --           ---
  1         $8,400.00    $700,000     $700,000      $700,000    $5,433      $5,821        $6,209    $2,171       $2,559       $2,947
  2        $17,220.00    $700,000     $700,000      $700,000   $10,734     $11,852       $13,019    $7,801      $8,919       $10,086
  3        $26,481.00    $700,000     $700,000      $700,000   $15,937     $18,137       $20,527   $13,326     $15,526       $17,916
  4        $36,205.05    $700,000     $700,000      $700,000   $21,540     $25,202       $29,340   $19,258     $22,920       $27,058
  5        $46,415.30    $700,000     $700,000      $700,000   $27,039     $32,569       $39,066   $25,079     $30,609       $37,106
  6        $57,136.07    $700,000     $700,000      $700,000   $32,506     $40,334       $49,903   $30,875     $38,703       $48,272
  7        $68,392.87    $700,000     $700,000      $700,000   $37,856     $48,426       $61,871   $36,554     $47,124       $60,569
  8        $80,212.51    $700,000     $700,000      $700,000   $43,045     $56,814       $75,047   $42,065     $55,834       $74,067
  9        $92,623.14    $700,000     $700,000      $700,000   $48,121     $65,561       $89,616   $47,470     $64,910       $88,965
 10       $105,654.30    $700,000     $700,000      $700,000   $53,047     $74,646      $105,694   $52,718     $74,317      $105,365
 15       $181,259.93    $700,000     $700,000      $700,000   $75,012    $125,347      $214,907   $75,012    $125,347      $214,907
 20       $277,754.01    $700,000     $700,000      $700,000   $95,676    $191,657      $405,116   $95,676    $191,657      $405,116
 25       $400,907.63    $700,000     $700,000      $936,137  $112,011    $275,368      $731,357  $112,011    $275,368      $731,357
 30       $558,086.32    $700,000     $700,000    $1,523,032  $119,198    $379,200    $1,279,859  $119,198    $379,200    $1,279,859
 35       $758,690.58    $700,000     $700,000    $2,488,260  $117,986    $514,305    $2,202,000  $117,986    $514,305    $2,202,000
 40     $1,014,718.10    $700,000     $730,730    $3,953,057  $106,120    $695,933    $3,764,817  $106,120    $695,933    $3,764,817
 45     $1,341,481.31    $700,000     $978,959    $6,717,245   $66,618    $932,342    $6,397,376   $66,618    $932,342    $6,397,376
 50     $1,758,523.16          $0   $1,291,461   $11,336,281        $0  $1,229,963   $10,796,458        $0  $1,229,963   $10,796,458
 55     $2,290,785.99          $0   $1,665,715   $18,828,668        $0  $1,601,649   $18,104,488        $0  $1,601,649   $18,104,488
 60     $2,970,103.23          $0   $2,091,483   $30,602,695        $0  $2,091,483   $30,602,695        $0  $2,091,483   $30,602,695
 63     $3,464,746.75          $0   $2,455,112   $42,028,383        $0  $2,455,112   $42,028,383        $0  $2,455,112   $42,028,383


These hypothetical rates of returns are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.